Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Lixiang Education Holding Co., Ltd.
Entity Central Index Key	0001814067
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	66,667,000
Entity Address, Country	CN
Entity Voluntary Filers	No
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Entity File Number	001-39559
Entity Address, Address Line One	No. 818 Hua Yuan Street
Entity Address, City or Town	Lishui City
Entity Address, Address Line Two	Liandu District
Entity Address, Postal Zip Code	323000
Amendment Description	EXPLANATORY NOTE Lixiang Education Holding Co., Ltd. (the “Company”) is filing this Amendment No. 1 on Form 20-F (this “Amendment”) to the Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “Form 20-F”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 29, 2022, to add the section titled “Enforceability of Civil Liabilities,” and certain disclosure in “Introduction”, “Item 3. Key Information”, “Item 4. Information on the Company”, “Item 6. Directors, Senior Management and Employees”, Note 3 to Consolidated Financial Statements, to (i) provide additional disclosure regarding the Company’s unique risks with operations conducted by its subsidiaries and consolidated variable interest entities based in China, (ii) revise and clarify certain disclosure with respect to the cash and asset flows through its organization, and (iii) revise and clarify certain disclosure with respect to its discontinued operation, and (iv) provide disclosure regarding the board diversity, as the context may require. This Amendment does not reflect subsequent events occurring after the original filing date of the Form 20-F or modify or update in any way the financial statements, consents or any other items disclosures made in the Form 20-F in any way other than as required to reflect the amendments discussed above. Accordingly, this Amendment should be read in conjunction with the Form 20-F and the Company’s other filings with the SEC subsequent to the filing of the Form 20-F. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment also contains certifications under the Sarbanes-Oxley Act of 2002.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	No. 818 Hua Yuan Street
Entity Address, City or Town	Lishui City
Entity Address, Address Line Two	Liandu District
Entity Address, Postal Zip Code	323000
Contact Personnel Name	Luoyuan Ye
Local Phone Number	2267142
Contact Personnel Email Address	irlxeh@lsmxjy.com
Country Region	86
City Area Code	578
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	LXEH
Title of 12(b) Security	American depositary shares, each representing five ordinary shares
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ